SHAREHOLDERS EQUITY - Incorporation of shares (Details) - BRL (R$) R$ in Thousands	2 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued		5,872,034
Issue of equity			R$ 30,756,468
ON
Disclosure of classes of share capital [line items]
Issue of equity	R$ 30,648,282
Shares issued (in shares)		3,451,692
Shares issued		R$ 168,168